CONTRACT ASSETS AND LIABILITIES (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Contract with Customer, Contract Asset, Contract Liability, and Receivable
Contract assets consisted of the following as of (in thousands):

	March 31,	December 31,
	2023	2022
Deferred sales commissions	$323	$333
The movement in the contract assets during the three months ended March 31, 2023 and the year ended December 31, 2022, comprised the following (in thousands):
	March 31,	December 31,
	2023	2022
Contract assets at start of the period	$333	$364
Expense deferred during the period	48	176
(less) amounts expensed during the period	(58)	(207)
Contract assets at end of the period	$323	$333
Contract liabilities consisted of the following as of (in thousands):
	March 31,	December 31,
	2023	2022
Deferred retail revenues	$263	$277
Deferred brands revenues	—	14
Contract liabilities	$263	$291
The movement in the contract liabilities during the three months ended March 31, 2023 and the year ended December 31, 2022, comprised the following (in thousands):
	March 31,	December 31,
	2023	2022
Contract liabilities at start of the period	$291	$450
Amounts invoiced during the period	5,027	18,310
Less revenue recognized during the period	(5,055)	(18,469)
Contract liabilities at end of the period	$263	$291

Contract assets consisted of the following as of (in thousands):
	December 31,
	2022	2021
Deferred sales commissions	$333	$364
Contract liabilities consisted of the following as of (in thousands):
	December 31,
	2022	2021
Deferred retail revenues	$277	$332
Deferred brands revenues	14	118
Contract liabilities	$291	$450
The movement in the contract liabilities during the years ended December 31, 2022 and 2021 comprised the following (in thousands):
	Year ended December 31,
	2022	2021
The movement in the contract liabilities during each period comprised the following:
Contract liabilities at start of the period	$450	$560
Amounts invoiced during the period	18,310	13,512
Less revenue recognized during the period	(18,469)	(13,622)
Contract liabilities at end of the period	$291	$450